Share Based Payment (Details) - Schedule of expenses recognized in the financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expenses Recognized In The Financial Statements Abstract
Share-based payment plans	$ 1,679	$ 2,356	$ 742